Label	Element	Value
TIAA-CREF Large-Cap Growth Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TIAA-CREF Funds	Supplement

TIAA-CREF Large-Cap Growth Index Fund

SUPPLEMENT NO. 1

dated December 6, 2019, to the Summary Prospectus dated March 1, 2019

TIAA-CREF Equity Index Funds

SUPPLEMENT NO. 3

dated December 6, 2019, to the Statutory Prospectus dated March 1, 2019, as supplemented through October 1, 2019

Important change to the TIAA-CREF Large-Cap Growth Index Fund

The Board of Trustees of the TIAA-CREF Funds has approved a change to the TIAA-CREF Large-Cap Growth Index Fund’s (the “Fund”) diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, the Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

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Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Large-Cap Growth Index Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following language is added to the end of the section entitled “Principal investment strategies” on page 4 of the Fund’s Summary Prospectus and page 16 of the Fund’s Statutory Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 1000 Growth Index, which the Fund seeks to track.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following sentence is added to the end of “Market Risk” within the section entitled “Principal investment risks” on page 4 of the Fund’s Summary Prospectus and page 16 of the Fund’s Statutory Prospectus:

From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

The following risk is added to the end of the section entitled “Principal investment risks” on page 5 of the Fund’s Summary Prospectus and page 17 of the Fund’s Statutory Prospectus:

•	Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return since they may represent a larger portion of the fund’s total portfolio assets.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return since they may represent a larger portion of the fund’s total portfolio assets.